FINANCIAL STATEMENTS SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY BALANCE SHEETS (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	¥ 122,149	$ 17,546	¥ 41,441	¥ 606,097
Short-term investments	69,618	10,000
Amounts due from related parties	130,722	18,777
Prepaid and other current assets	91,002	13,072	88,234
TOTAL ASSETS	701,072	100,705	801,879
Current liabilities
Accrued expenses and other current liabilities	158,705	22,800	201,007
TOTAL LIABILITIES	1,442,671	207,229	2,453,885
Equity
Additional paid-in capital	777,408	111,668	395,472
Accumulated deficit	(1,519,731)	(218,296)	(2,047,478)
Other Comprehensive Income	469	67
Total Jiayin Group shareholder's deficit	(741,854)	(106,561)	(1,652,006)
TOTAL LIABILITIES AND DEFICIT	701,072	100,705	801,879
Parent Company
Current assets
Cash and cash equivalents	27,223	3,910
Short-term investments	69,618	10,000
Amounts due from subsidiaries and VIEs	44,695	6,420
Amounts due from related parties	124,862	17,935
Prepaid and other current assets	1,117	160
Total current assets	267,515	38,425
Investments in subsidiaries and VIEs	(1,003,436)	(144,135)	(1,652,006)
TOTAL ASSETS	(735,921)	(105,710)	(1,652,006)
Current liabilities
Accrued expenses and other current liabilities	5,933	851
TOTAL LIABILITIES	5,933	851
Equity
Ordinary shares	0	0	0
Additional paid-in capital	777,408	111,668	395,472
Accumulated deficit	(1,519,731)	(218,296)	(2,047,478)
Other Comprehensive Income	469	67
Total Jiayin Group shareholder's deficit	(741,854)	(106,561)	(1,652,006)
TOTAL LIABILITIES AND DEFICIT	¥ (735,921)	$ (105,710)	¥ (1,652,006)